Expense Example, No Redemption - Eaton Vance New York Municipal Opportunities Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	394	567	754	1,295	148	484	844	1,623	56	202	361	823